Prospectus
February 28, 2014

U.S. STOCK FUNDS:	U.S. BOND FUNDS:
Madison Dividend Income Fund Class Y - BHBFX	Madison Government Bond Fund Class Y - MADTX

Madison Large Cap Value Fund Class A - MGWAX Class B - MGWBX Class Y - MYLVX	Madison High Quality Bond Fund Class Y - MIIBX
Madison Core Bond Fund Class A - MBOAX Class B - MBOBX Class Y - MBOYX Class R6 - MCBRX
Madison Investors Fund Class A - MNVAX Class Y - MINVX Class R6 - MNVRX

Madison Large Cap Growth Fund Class A - MCAAX Class B - MCPBX Class Y - MYLGX	Madison Corporate Bond Fund Class Y - COINX
Madison High Income Fund Class A - MHNAX Class B - MHNBX Class Y - MHNYX
Madison Mid Cap Fund Class A - MERAX Class B - MERBX Class Y - GTSGX Class R6 - MMCRX

Madison Small Cap Fund Class A - MASVX Class B - MBSVX Class Y - MYSVX	Madison Tax-Free Virginia Fund Class Y - GTVAX
Madison Tax-Free National Fund Class Y - GTFHX

INTERNATIONAL STOCK FUNDS:
Madison NorthRoad International Fund Class Y - NRIEX Class R6 - NRRIX	ASSET ALLOCATION FUNDS:
Madison Diversified Income Fund Class A - MBLAX Class B - MBLNX Class C - MBLCX
Madison International Stock Fund Class A - MINAX Class B - MINBX Class Y - MINYX
Madison Conservative Allocation Fund Class A - MCNAX Class B - MCNBX Class C - MCOCX
COVERED CALL STOCK FUND:
Madison Covered Call & Equity Income Fund Class A - MENAX Class C - MENCX Class Y - MENYX Class R6 - MENRX	Madison Moderate Allocation Fund Class A - MMDAX Class B - MMDRX Class C - MMDCX

MONEY MARKET FUND:	Madison Aggressive Allocation Fund Class A - MAGSX Class B - MAGBX Class C - MAACX
Madison Cash Reserves Fund Class A - MFAXX Class B - MFBXX

As with all mutual funds, the Securities and Exchange Commission has not approved or disapproved the shares in these funds, nor does the Commission guarantee the accuracy or adequacy of the prospectus. Any statement to the contrary is a criminal offense.